Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2019
OTHER GAINS (LOSSES)
Summary of Other gains (losses)

Other gains (losses) for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the years ended December 31,
	2019	2018	2017
Other Gains (Losses)	ThCh$	ThCh$	ThCh$
Gain on sale of Electrogas (*)	—	—	105,311,912
Gain on sale of Property, Plant and Equipment	1,530,689	3,024,549	7,779,531
Gain on sale of investment properties	262,512	385,830	149,753
Total	1,793,201	3,410,379	113,241,196

(*)See Note 5.